Cash and cash equivalents - Disclosure of composition of cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash equivalents	€ 18,105	€ 6	€ 6
Cash	233,837	26,944	60,695
Cash and cash equivalents	€ 251,942	€ 26,950	€ 60,701	€ 29,302